Pension plan obligations (Tables)	3 Months Ended
Mar. 31, 2024
Pension Plan Obligations
Schedule of pension plan benefits

	G1 Plan	G0 Plan	Total
Pension plan obligations as of December 31, 2023	(44,249)	(2,098,622)	(2,142,871)
(Expenses) recognized in 2024	(1,560)	(47,319)	(48,879)
Payments made in 2024	10,096	50,424	60,520
Pension plan obligations as of March 31, 2024	(35,713)	(2,095,517)	(2,131,230)

	G1 Plan	G0 Plan	Total
Pension plan obligations as of December 31, 2022	(148,116)	(2,002,075)	(2,150,191)
(Expenses) / revenues recognized in 2023	4,384	(56,305)	(51,921)
Payments made in 2023	10,124	48,200	58,324
Pension plan obligations as of March 31, 2023	(133,608)	(2,010,180)	(2,143,788)

Schedule of reconciliation of expenses with pension obligations

	March 31, 2024	March 31, 2023

G1 Plan (i)	1,560	(4,384)
G0 Plan (ii)	47,319	56,305
Sabesprev Mais Plan (iii)	6,750	6,603
VIVEST Plan (iv)	189	84
Subtotal	55,818	58,608
Capitalized	(1,150)	(764)
Reimbursement of additional retirement and pension benefits paid (G0)	(28,040)	(24,622)
Other	1,508	1,441

Pension plan obligations (Note 27)	28,136	34,663